SHARE BASED COMPENSATION - Share Option Activity (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Outstanding Options
Granted (in shares)		0
Employee
Outstanding Options
Outstanding (in shares)	190,786
Granted (in shares)	50,000
Outstanding (in shares)	240,786	190,786
Exercisable (in shares)	193,559
Unvested (in shares)	240,786
Weighted Average Exercise Price per Share (£)
Outstanding, Weighted Average Exercise Price per Share (in pounds per share)	£ 12.64
Granted, Weighted Average Exercise Price per Share (in pounds per share)	7.68
Outstanding, Weighted Average Exercise Price per Share (in pounds per share)	7.68	£ 12.64
Exercisable, Weighted Average Exercise Price per Share (in pounds per share)	7.68
Unvested, Weighted Average Exercise Price per Share (in pounds per share)	£ 7.68
Outstanding, Weighted Average Remaining Contractual Term	7 years 10 months 6 days	4 years 2 months 4 days
Exercisable, Weighted Average Remaining Contractual Term	7 years 10 months 6 days
Unvested, Weighted Average Remaining Contractual Term	7 years 10 months 6 days
Outstanding, Weighted Average Remaining Vesting Term	8 months 4 days	1 year 1 month 28 days
Unvested, Weighted Average Remaining Vesting Term	8 months 4 days
Outstanding, Aggregate Intrinsic Value	£ 15,135,808	£ 1,739,968
Exercisable, Aggregate Intrinsic Value	12,167,119
Nonvested, Aggregate Intrinsic Value	£ 15,135,808
Director
Outstanding Options
Outstanding (in shares)	863,784
Expired (in shares)	(863,784)
Granted (in shares)	863,784
Outstanding (in shares)	863,784	863,784
Exercisable (in shares)	863,784
Unvested (in shares)	0
Weighted Average Exercise Price per Share (£)
Outstanding, Weighted Average Exercise Price per Share (in pounds per share)	£ 4.85
Expired, Weighted Average Exercise Price Per Share (in pounds per share)
Granted, Weighted Average Exercise Price per Share (in pounds per share)	3.66
Outstanding, Weighted Average Exercise Price per Share (in pounds per share)	3.66	£ 4.85
Exercisable, Weighted Average Exercise Price per Share (in pounds per share)	3.66
Unvested, Weighted Average Exercise Price per Share (in pounds per share)	£ 0
Outstanding, Weighted Average Remaining Contractual Term	4 years 6 months 3 days
Exercisable, Weighted Average Remaining Contractual Term	4 years 6 months 3 days
Outstanding, Aggregate Intrinsic Value	£ 57,769,874	£ 14,606,587
Exercisable, Aggregate Intrinsic Value	57,769,874
Nonvested, Aggregate Intrinsic Value	£ 0